SUBSEQUENT EVENTS (Details) (Investor [Member])	6 Months Ended
Jun. 30, 2014
Subsequent Event [Line Items]
Subsequent events, date	Aug. 20, 2014
Subsequent event, description	Termination and Equity Conversion Agreement
Rights to receive cash consideration, percentage	5.00%
Shares to be issued	1,600,000
Agreement, end date	Dec. 31, 2015
Before Agreement [Member]
Subsequent Event [Line Items]
Rights to receive cash consideration, percentage	10.00%
Number of shares called by warrant	500,000
Agreement, end date	Dec. 31, 2030